Premises and Equipment (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets, Net (Excluding Goodwill)	$ 185,253	$ 251,983
Amortization of Intangible Assets	$ 69,100	$ 46,442